Income Tax (Details) - Schedule of Pre-Tax Accounting Loss from Operations - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2024	Mar. 31, 2023	Jun. 30, 2023	Jun. 30, 2022
Schedule of Pre-Tax Accounting Loss from Operations [Abstract]
Accounting loss before tax			$ (11,998)		$ (52,766)
Income tax benefit at the applicable tax rate of 30%			(3,599)		(15,830)
Non-deductible expenses			8,064		36,510
Non-assessable income			(8,154)		(171)
Deferred tax assets not recognized			875		581
Income tax benefit
Unused tax losses			8,202		4,340
Net unrecognized tax benefit at 30%	$ 9,075		$ 9,075		$ 4,989